Warrants - Public and Private Warrants (Details)	6 Months Ended
	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares
Public Warrants
Statement [Line Items]
Warrants exercise price	$ 11.50
Private Warrants
Statement [Line Items]
Warrants exercise price	$ 11.50
Angel Pond Partners LLC [Member] | Public Warrants
Statement [Line Items]
Number of shares issuable on exercise of warrants | shares		8,850,458
Warrants exercise price		$ 11.50
Number of fractional shares issued upon exercise of public warrants | shares	0
Angel Pond Partners LLC [Member] | Private Warrants
Statement [Line Items]
Number of shares issuable on exercise of warrants | shares		7,310,297
Warrants exercise price		$ 11.50
Term of warrants	5 years
Number of days warrants not transferable	30
Angel Pond Partners LLC [Member] | Option One [Member] | Public Warrants
Statement [Line Items]
Warrant redemption price per share	$ 0.01
Minimum notice period of redemption to each warrant holder	30 days
Number of trading days | $	20
Notice of redemption to warrant holders | $	3
Number of trading days ending three business days | $	30
Angel Pond Partners LLC [Member] | Option Two [Member] | Public Warrants
Statement [Line Items]
Warrant redemption price per share	$ 0.10
Minimum notice period of redemption to each warrant holder	30 days
Number of trading days | $	20
Notice of redemption to warrant holders | $	3
Number of trading days ending three business days | $	30
Angel Pond Partners LLC [Member] | Minimum | Private Warrants
Statement [Line Items]
Share Price	$ 10.00
Angel Pond Partners LLC [Member] | Minimum | Option One [Member] | Public Warrants
Statement [Line Items]
Share Price	18.00
Angel Pond Partners LLC [Member] | Minimum | Option Two [Member]
Statement [Line Items]
Share Price	10.00
Angel Pond Partners LLC [Member] | Minimum | Option Two [Member] | Public Warrants
Statement [Line Items]
Share Price	10.00
Angel Pond Partners LLC [Member] | Maximum | Option Two [Member] | Public Warrants
Statement [Line Items]
Share Price	$ 18.00